Leases (Future minimum lease payments under non-cancellable operating leases) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter
2022	$ 5
2023	6
2024	5
2025	4
2026	3
Thereafter	112
Minimum lease payments, Total	135
Less imputed interest	(73)
Total	$ 62	$ 63